Short-Term Investments	12 Months Ended
Dec. 31, 2013
Short-Term Investments

5. SHORT-TERM INVESTMENTS

The Company classified certain short-term investments as trading securities in 2011, 2012 and 2013. Realized gains on sales of these trading securities were US$10 thousand, US$2 thousand and US$4 thousand for the years ended December 31, 2011, 2012 and 2013, respectively. The amount of unrealized losses related to trading securities at year end were nil, US$118 thousand and nil for the years ended December 31, 2011, 2012 and 2013, respectively. Structured notes matured in May 2013 and the Company recognized the gain of US$118 thousand.